PARENT COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income	$ 615	$ 747	$ 685	$ 748	$ 593	$ 634	$ 396	$ 502	$ 2,795	$ 2,125	$ 1,637
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of unallocated ESOP shares									200	177	221
Other, net									89	208	82
Net cash provided by operating activities									3,774	4,573	2,898
Available-for-sale:
Purchases of investments									(42,498)	(64,664)	(99,794)
Net cash used for investing activities									(1,507)	(2,290)	(16,807)
FINANCING ACTIVITIES
Cash dividends paid									(783)	(689)	(482)
Increase in Unallocated ESOP shares										(32)	(1,109)
Net cash provided by financing activities									(329)	(2,114)	13,838
Increase (decrease) in cash and cash equivalents									1,938	169	(71)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				2,441				2,272	2,441	2,272	2,343
CASH AND CASH EQUIVALENTS AT END OF YEAR	4,379				2,441				4,379	2,441	2,272
Parent Company [Member]
OPERATING ACTIVITIES
Net income									2,795	2,125	1,637
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary									(329)	(540)	(344)
Amortization of unallocated ESOP shares									200	177	321
Other, net									(541)	(34)	(11)
Net cash provided by operating activities									2,125	1,728	1,503
Available-for-sale:
Purchases of investments									(497)
Net cash used for investing activities									(497)
FINANCING ACTIVITIES
Cash dividends paid									(783)	(689)	(482)
Purchase of treasury stock									(383)	(622)	(359)
Increase in Unallocated ESOP shares										(32)	(1,104)
Net cash provided by financing activities									(1,166)	(1,343)	(1,945)
Increase (decrease) in cash and cash equivalents									462	385	(442)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 2,104				$ 1,719	2,104	1,719	2,161
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,566				$ 2,104				$ 2,566	$ 2,104	$ 1,719